WHV/Seizert Small Cap Value Equity Fund
WHV/Seizert Small Cap Value Equity Fund
Investment Objective
The WHV/Seizert Small Cap Value Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 12 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - WHV/Seizert Small Cap Value Equity Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - WHV/Seizert Small Cap Value Equity Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.00%	2.00%	2.00%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1],[2]	3.27%	4.02%	3.02%
Fee Waiver and/or Expense Reimbursement	[2]	(1.75%)	(1.75%)	(1.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.52%	2.27%	1.27%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), "Acquired Fund" fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until September 30, 2016, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares Class C shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - WHV/Seizert Small Cap Value Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,370	2,041	3,825
Class C	331	893	1,758	3,996
Class I	129	768	1,433	3,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 101.90% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of the Russell 2000 Value Index, approximately $200 million to $2.5 billion at the time of initial purchase. The Fund's sub-adviser, Seizert Capital Partners ("Seizert") intends to focus the Fund's investments on smaller capitalization company stocks that Seizert believes appear to be trading below their perceived value.

Seizert employs a multi-step, "bottom-up" investment process focused on identifying stocks that it believes are significantly undervalued compared with their intrinsic value. Seizert applies a combination of proprietary quantitative screens and fundamental analysis to rank the universe of securities with a market capitalization between $200 million and $2.5 billion on four specific dimensions: valuation, capital deployment, earnings quality and market reaction. Seizert's investment team then conducts a quantitative and qualitative review of industry and company fundamentals, such as supply/demand and company balance sheet, cash flow and income statements, focusing on profit margins, financial strength, leverage and cash flows. Companies that Seizert believes have attractive valuations and high-quality balance sheets, strong and/or growing free cash flow, rising or stable profitability, and superior earnings growth are considered as purchase candidates. Seizert also analyzes purchase and sale trends of insiders and other large institutional holders and corporate capital deployment activity, dividends and share repurchases. Finally, Seizert seeks to create a portfolio that provides strong up/down capture ratios and capital preservation. It is anticipated that the Fund will typically hold 50 to 70 securities.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry. It is anticipated that the Fund will invest in securities of U.S. issuers but may invest in securities of foreign issuers. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the performance of the Fund's Class I shares for the past calendar year and by showing how the Fund's average annual returns for one year and since inception periods compared with those of the Russell 2000® Value Index, a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front end sales charge was reflected, returns would be less than shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance for Class C shares is not shown because such share class had not commenced operations as of December 31, 2014. Updated performance information is available on the Fund's website at www.whv.com or by calling the Fund toll-free at (888) 948-4685.

Calendar Year-to-Date Total Return as of June 30, 2015: 0.75% During the periods shown in the chart:
Best Quarter	Worst Quarter
4.11%	-9.27%
(December 31, 2014)	(September 30, 2014)

Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Returns - WHV/Seizert Small Cap Value Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		(2.26%)	5.57%	Sep. 30, 2013
Class A		(2.40%)	5.38%	Sep. 30, 2013
After Taxes on Distributions | Class I		(2.35%)	5.49%
After Taxes on Distributions and Sale of Shares | Class I		(1.21%)	4.25%
Russell 2000® Value Index Class I Shares Comparison (reflects no deduction for fees, expenses or taxes)	[1]	4.22%	10.98%	Sep. 30, 2013
Russell 2000® Value Index Class A Shares Comparison (reflects no deduction for fees, expenses or taxes)	[1]	4.22%	10.98%	Sep. 30, 2013
[1]	The Russell 2000 Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after tax returns for Class A and Class C shares will vary. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.